Document And Entity Information	12 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001875994
Amendment Description	Amendment No. 2
Document Type	F-1/A
Entity Registrant Name	XINXU COPPER INDUSTRY TECHNOLOGY LIMITED
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2188 Nanci First Road
Entity Address, Address Line Two	Anhui Xinwu Economic Development Zone
Entity Address, Address Line Three	Wanzhi District
Entity Address, City or Town	Wuhu City
Entity Address, Country	CN
Entity Address, Postal Zip Code	241100
City Area Code	+86 553
Local Phone Number	8758118
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, Postal Zip Code	19711
City Area Code	(302)
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates
Entity Address, State or Province	DE